26. Revenue from the sale of goods and / or services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RevenueLineItems [Line Items]
Revenues	R$ 51,253	R$ 28,838	R$ 26,490
Goods [member]
RevenueLineItems [Line Items]
Revenues	54,466	30,826	28,686
Services rendered [member]
RevenueLineItems [Line Items]
Revenues	1,608	555	440
Sales returns and cancellations [member]
RevenueLineItems [Line Items]
Revenues	(342)	(216)	(433)
Taxes on sales [member]
RevenueLineItems [Line Items]
Revenues	(4,479)	(2,327)	(2,203)
Gross sales [member]
RevenueLineItems [Line Items]
Revenues	R$ 55,732	R$ 31,165	R$ 28,693